Other financing arrangements - Schedule of Other Financing Arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Other financing arrangements	$ 4,656.5	$ 2,119.7
Deferred financing fees	(52.7)	(31.9)
Other financing arrangements	4,603.8	2,087.8
Current portion of other financing arrangements	(298.5)	(147.5)
Other financing arrangements	$ 4,305.3	$ 1,940.3